UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2005
Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	MBF Capital Management, Inc.
Address:	100 Shoreline Highway, Suite A190
		Mill Valley, CA 94941

Form 13F File Number:	028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark B. Friedman
Title:	President
Phone:	415-289-3939

Signature, Place and Date of Signing:

/s/ Mark B. Friedman		Mill Valley, CA		November 11, 2005
Mark B. Friedman

Report Type (Check only one.):

X  	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$117,965 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                 TITLE        CUSIP         VALUE                     INV     OTHER   VOTING AUTH
NAME OF ISSUER                   OF CLASS                   (X1000)      SHARES       DISC    MNGR  SOLE   SHARED  NONE

3Com Corp                        COMMON      885535104        1,232       302,000SH   SOLE          302,000
Abercrombie & Fitch Co.            CL A      002896207        3,639        73,000SH   SOLE           73,000
Affymetrix Inc.                  COMMON      00826T108        3,930        85,000SH   SOLE           85,000
Alliance Gaming Copr.           COM NEW      01859P609        1,228       113,200SH   SOLE          113,200
Angeion Corporation              COMMON      03462H404           92        42,166SH   SOLE           42,166
Array Biopharma Inc.             COMMON      04269X105          275        38,339SH   SOLE           38,339
Avigen Inc.                      COMMON      053690103          970       349,014SH   SOLE          349,014
Axonyx Inc                       COMMON      05461R101          298       258,700SH   SOLE          258,700
BEA Systems Inc.                 COMMON      073325102        1,257       140,000SH   SOLE          140,000
CPI Aerostructures Inc          COM NEW      125919308        1,010       101,300SH   SOLE          101,300
Cellegy Pharmaceuticals          COMMON      15115L103          231       161,525SH   SOLE          161,525
Chipmos Technologies Bermuda Ltd.   SHS      G2110R106        2,538       367,765SH   SOLE          367,765
Churchill Downs Inc.             COMMON      171484108        8,375       237,131SH   SOLE          237,131
Critical Path Inc.              COM NEW      22674V506           84       200,625SH   SOLE          200,625
CuraGen Corp.                    COMMON      23126R101          662       133,716SH   SOLE          133,716
Devon Energy Corp.               COMMON      25179M103        3,089        45,000SH   SOLE           45,000
Dialog Semiconductor      SPONSORED ADR      25250P108        1,037       362,600SH   SOLE          362,600
Dow Chemical Co.                 COMMON      260543103        2,792        67,000SH   SOLE           67,000
EP Medsystems Inc.               COMMON      26881P103          904       337,400SH   SOLE          337,400
Enterasys Networks In            COMMON      293637104          277       206,800SH   SOLE          206,800
Exelixis Inc.                    COMMON      30161Q104        2,118       276,200SH   SOLE          276,200
Finish Line Inc.                   CL A      317923100        4,211       288,634SH   SOLE          288,634
Genesco Inc.                     COMMON      371532102        6,338       170,200SH   SOLE          170,200
Huntsman Corp.                   COMMON      447011107        1,783        91,200SH   SOLE           91,200
Infocus Corp                     COMMON      45665B106        1,946       563,934SH   SOLE          563,934
K-Swiss Inc.                       CL A      482686102        4,776       161,500SH   SOLE          161,500
Kohl's Corp.                     COMMON      500255105        3,262        65,000SH   SOLE           65,000
Liberty Media                 COM SER A      530718105          502        62,400SH   SOLE           62,400
MI Developments Inc        CL A SUB VTG      55304X104        3,803       112,500SH   SOLE          112,500
Magna Ent Corp.                    CL A      559211107       14,420     2,165,200SH   SOLE        2,165,200
Micro Therapeutics Inc.          COMMON      59500W100        1,035       185,100SH   SOLE          185,100
Microsoft Corp.                  COMMON      594918104          391        15,200SH   SOLE           15,200
Multimedia Games Inc             COMMON      625453105          227        23,393SH   SOLE           23,393
National Seminconductor Corp     COMMON      637640103        2,630       100,000SH   SOLE          100,000
North Am. Scientific Inc.        COMMON      65715D100          614       233,374SH   SOLE          233,374
Novell Inc.                      COMMON      670006105        1,341       180,000SH   SOLE          180,000
Penwest Pharm.                   COMMON      709754105        4,283       244,300SH   SOLE          244,300
Pep Boys Manny Moe & Jack        COMMON      713278109          569        41,100SH   SOLE           41,100
Pericom Semiconductor Corp.      COMMON      713831105        1,625       183,800SH   SOLE          183,800
Precision Drilling Corp.         COMMON      74022D100          837        17,000SH   SOLE           17,000
Sequenom Inc.                    COMMON      817337108           63        65,200SH   SOLE           65,200
Shoe Carnival Inc.               COMMON      824889109        1,886       118,562SH   SOLE          118,562
Skechers USA Inc.                  CL A      830566105        3,912       239,000SH   SOLE          239,000
Sothebys Holdings Inc.             CL A      835898107        4,849       290,000SH   SOLE          290,000
Stratus Properties Inc.         COM NEW      863167201        1,055        56,264SH   SOLE           56,264
Synplicity Inc.                  COMMON      87160Y108          715       108,200SH   SOLE          108,200
Tripath Technology Inc           COMMON      89672P104            9        12,995SH   SOLE           12,995
Visteon Corp.                    COMMON      92839U107        2,347       240,000SH   SOLE          240,000
Visual Networks Inc.             COMMON      928444108           32        23,500SH   SOLE           23,500
WMS Industries Inc.              COMMON      929297109        5,851       208,000SH   SOLE          208,000
Westlake Chemical Corp           COMMON      960413102        2,762       102,000SH   SOLE          102,000
XM Satellite Radio Hldgs Inc. Cl-A CL A      983759101        3,853       107,300SH   SOLE          107,300




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